Vanguard® Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Basic Materials (4.0%)
	International Flavors & Fragrances Inc.	5,305,189	740,657
	Fastenal Co.	12,888,734	648,046
	Nucor Corp.	6,778,434	544,105
	Newmont Corp.	8,981,272	541,301
*	Freeport-McMoRan Inc.	16,354,244	538,545
	International Paper Co.	8,825,242	477,181
	Celanese Corp. Class A	2,561,264	383,703
	Albemarle Corp.	2,619,077	382,673
	Avery Dennison Corp.	1,861,563	341,876
	Eastman Chemical Co.	3,051,916	336,077
	FMC Corp.	2,915,188	322,449
	LyondellBasell Industries NV Class A	2,993,930	311,518
	CF Industries Holdings Inc.	2,400,222	108,922
	Westlake Chemical Corp.	358,210	31,806
			5,708,859
Consumer Discretionary (15.9%)
*	Chipotle Mexican Grill Inc. Class A	631,541	897,306
*	Aptiv plc	6,057,697	835,356
	DR Horton Inc.	7,755,147	691,139
*	Delta Air Lines Inc.	14,313,020	691,033
	Lennar Corp. Class A	6,269,630	634,675
*	Peloton Interactive Inc. Class A	5,619,202	631,823
*	Trade Desk Inc. Class A	955,754	622,827
*	Dollar Tree Inc.	5,278,696	604,199
	Best Buy Co. Inc.	5,229,545	600,404
[1]	ViacomCBS Inc. Class B	12,176,558	549,163
*	Etsy Inc.	2,689,422	542,376
*	Expedia Group Inc.	3,104,904	534,416
*	Copart Inc.	4,774,229	518,529
*	Wayfair Inc. Class A	1,642,166	516,872
*	Carnival Corp.	18,508,328	491,211
*	CarMax Inc.	3,649,029	484,080
	Tractor Supply Co.	2,611,164	462,385
*	Take-Two Interactive Software Inc.	2,585,986	456,944
	Garmin Ltd.	3,441,431	453,753
*	Burlington Stores Inc.	1,486,853	444,272
	Darden Restaurants Inc.	2,926,650	415,584
*	Royal Caribbean Cruises Ltd.	4,854,118	415,561
*	Lululemon Athletica Inc.	1,334,548	409,319
*	Southwest Airlines Co.	6,631,747	404,934
*	United Airlines Holdings Inc.	7,006,093	403,131

		Shares	Market Value ($000)
*	DraftKings Inc. Class A	6,156,310	377,566
*	Hilton Worldwide Holdings Inc.	3,113,470	376,481
	Genuine Parts Co.	3,238,720	374,364
*	Ulta Beauty Inc.	1,201,952	371,607
*	NVR Inc.	78,459	369,615
*	Lyft Inc. Class A	5,751,351	363,370
*	AutoZone Inc.	255,084	358,214
	Omnicom Group Inc.	4,828,833	358,058
	MGM Resorts International	8,872,070	337,050
	Domino's Pizza Inc.	869,814	319,909
	Whirlpool Corp.	1,411,936	311,120
	PulteGroup Inc.	5,676,998	297,702
*	Wynn Resorts Ltd.	2,332,554	292,432
	Hasbro Inc.	2,924,886	281,140
	News Corp. Class A	10,910,149	277,445
	Advance Auto Parts Inc.	1,468,865	269,522
*	Live Nation Entertainment Inc.	3,163,573	267,796
*	Discovery Inc. Class C	6,830,332	251,971
	BorgWarner Inc.	5,372,747	249,081
*	LKQ Corp.	5,784,154	244,843
	Fox Corp. Class A	6,730,131	243,025
*	Carvana Co. Class A	878,257	230,455
*	Caesars Entertainment Inc.	2,217,189	193,893
*	Penn National Gaming Inc.	1,740,440	182,468
*	American Airlines Group Inc.	7,168,843	171,335
	Rollins Inc.	4,959,008	170,689
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,647,221	160,879
*,1	Discovery Inc. Class A	3,427,691	148,967
	Fox Corp. Class B	4,243,815	148,236
*,1	Chewy Inc. Class A	1,602,280	135,729
*,1	QuantumScape Corp. Class A	2,972,125	133,003
*	Vail Resorts Inc.	451,144	131,581
	Interpublic Group of Cos. Inc.	4,378,271	127,845
	Lear Corp.	673,742	122,116
	Aramark	2,846,571	107,543
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,780,868	78,501
	Warner Music Group Corp. Class A	1,993,261	68,429
[1]	Sirius XM Holdings Inc.	9,279,407	56,512
	Lennar Corp. Class B	212,879	17,528
	News Corp. Class B	355,310	8,336
	ViacomCBS Inc. Class A	166,953	7,875
			22,705,523
Consumer Staples (4.2%)
	Corteva Inc.	16,678,956	777,573
	Clorox Co.	2,823,473	544,592
	McCormick & Co. Inc. (Non-Voting)	5,588,537	498,274
	Tyson Foods Inc. Class A	6,615,853	491,558
	Church & Dwight Co. Inc.	5,502,229	480,620
	Conagra Brands Inc.	10,423,176	391,911
	AmerisourceBergen Corp. Class A	3,218,114	379,963
	Kellogg Co.	5,786,373	366,277
	Archer-Daniels-Midland Co.	6,258,896	356,757
	McKesson Corp.	1,787,550	348,644
	J M Smucker Co.	2,429,711	307,431
	Kroger Co.	8,109,630	291,866
	Hormel Foods Corp.	5,605,838	267,847
	Lamb Weston Holdings Inc.	3,280,666	254,186

		Shares	Market Value ($000)
	Campbell Soup Co.	3,413,986	171,621
*	Molson Coors Beverage Co. Class B	2,021,297	103,389
			6,032,509
Energy (4.0%)
	Pioneer Natural Resources Co.	4,848,340	770,013
	Valero Energy Corp.	9,166,005	656,286
	Occidental Petroleum Corp.	20,891,755	556,139
	ONEOK Inc.	9,989,037	506,045
	Hess Corp.	6,205,706	439,116
	Halliburton Co.	18,956,755	406,812
*	Plug Power Inc.	11,281,317	404,322
	Phillips 66	4,897,618	399,352
	Marathon Petroleum Corp.	7,305,712	390,783
*	Cheniere Energy Inc.	5,124,488	369,014
	Baker Hughes Co. Class A	15,520,517	335,398
	Williams Cos. Inc.	11,603,594	274,889
*	Enphase Energy Inc.	1,301,176	210,999
	ConocoPhillips	3	—
			5,719,168
Financials (11.4%)
	MSCI Inc. Class A	1,760,145	737,994
	Willis Towers Watson plc	2,894,254	662,437
	First Republic Bank	3,942,128	657,350
	Discover Financial Services	6,883,725	653,885
	Ameriprise Financial Inc.	2,618,244	608,611
	KKR & Co. Inc.	12,293,809	600,553
	Fifth Third Bancorp	15,997,908	599,122
*	SVB Financial Group	1,164,621	574,927
	Arthur J Gallagher & Co.	4,344,606	542,076
	Hartford Financial Services Group Inc.	8,026,508	536,090
	State Street Corp.	5,586,457	469,318
	Northern Trust Corp.	4,442,878	466,991
	American International Group Inc.	9,695,660	448,036
	Regions Financial Corp.	21,539,887	445,014
	M&T Bank Corp.	2,888,014	437,852
	KeyCorp	21,754,946	434,664
	Citizens Financial Group Inc.	9,531,256	420,805
	MarketAxess Holdings Inc.	810,520	403,574
	Broadridge Financial Solutions Inc.	2,600,221	398,094
	Nasdaq Inc.	2,586,041	381,338
	Ally Financial Inc.	8,399,801	379,755
	Principal Financial Group Inc.	6,122,750	367,120
	Huntington Bancshares Inc.	22,803,144	358,465
	Cincinnati Financial Corp.	3,439,438	354,572
*	Markel Corp.	309,136	352,298
	Raymond James Financial Inc.	2,784,067	341,215
*	Arch Capital Group Ltd.	8,680,256	333,061
	Equitable Holdings Inc.	9,785,122	319,191
	Annaly Capital Management Inc.	31,350,691	269,616
	FactSet Research Systems Inc.	851,225	262,679
	Loews Corp.	5,088,382	260,932
	Fidelity National Financial Inc.	6,271,034	254,980
	Cboe Global Markets Inc.	2,403,041	237,156
	W R Berkley Corp.	2,981,829	224,681
	Everest Re Group Ltd.	896,271	222,105
	Globe Life Inc.	2,111,506	204,035
	Franklin Resources Inc.	6,797,346	201,201

		Shares	Market Value ($000)
*,1	Opendoor Technologies Inc.	7,785,797	164,981
	Lincoln National Corp.	2,043,914	127,274
	Interactive Brokers Group Inc. Class A	1,729,668	126,335
	AGNC Investment Corp.	6,047,110	101,350
*	Alleghany Corp.	148,993	93,313
	SEI Investments Co.	1,447,660	88,206
	Tradeweb Markets Inc. Class A	968,209	71,647
			16,194,899
Health Care (11.0%)
*	IDEXX Laboratories Inc.	1,916,594	937,809
*	Centene Corp.	13,048,507	833,930
*	IQVIA Holdings Inc.	4,302,061	830,900
*	Veeva Systems Inc. Class A	3,059,258	799,201
*	Dexcom Inc.	2,157,942	775,543
	ResMed Inc.	3,265,452	633,563
*	Laboratory Corp. of America Holdings	2,186,354	557,586
*	Teladoc Health Inc.	3,035,465	551,696
*	Exact Sciences Corp.	3,795,598	500,184
	Cerner Corp.	6,875,789	494,232
	West Pharmaceutical Services Inc.	1,663,615	468,773
	Teleflex Inc.	1,048,480	435,601
*	Align Technology Inc.	795,723	430,908
*	Hologic Inc.	5,785,576	430,331
	Cooper Cos. Inc.	1,103,466	423,830
*	Seagen Inc.	3,050,555	423,600
	Cardinal Health Inc.	6,595,135	400,654
*	Insulet Corp.	1,483,706	387,129
	Quest Diagnostics Inc.	2,992,204	384,019
*	Viatris Inc.	27,298,034	381,353
*	Alnylam Pharmaceuticals Inc.	2,627,968	371,043
*	Varian Medical Systems Inc.	2,058,866	363,452
*	Alexion Pharmaceuticals Inc.	2,343,969	358,416
*	Incyte Corp.	4,188,626	340,410
*	ABIOMED Inc.	1,013,932	323,170
	DENTSPLY SIRONA Inc.	4,899,305	312,625
*	Elanco Animal Health Inc.	10,578,357	311,533
*	BioMarin Pharmaceutical Inc.	4,069,097	307,257
	Royalty Pharma plc Class A	6,537,161	285,151
*	Horizon Therapeutics plc	2,517,970	231,754
*	Henry Schein Inc.	3,193,310	221,105
	Universal Health Services Inc. Class B	1,657,561	221,102
*	Catalent Inc.	1,907,171	200,844
*	DaVita Inc.	1,594,005	171,786
*	10X Genomics Inc. Class A	819,641	148,355
*	Bio-Rad Laboratories Inc. Class A	235,835	134,702
*	PPD Inc.	2,747,067	103,949
*	Oak Street Health Inc.	1,888,052	102,465
*,1	GoodRx Holdings Inc. Class A	857,358	33,454
			15,623,415
Industrials (14.1%)
	Carrier Global Corp.	19,502,701	823,404
	IHS Markit Ltd.	8,008,323	775,045
*	TransDigm Group Inc.	1,165,789	685,391
	Cintas Corp.	2,002,854	683,594
	AMETEK Inc.	5,172,498	660,683
	Verisk Analytics Inc. Class A	3,652,930	645,436
	Ball Corp.	7,358,562	623,565

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	525,366	607,160
*	Keysight Technologies Inc.	4,176,484	598,908
*	Zebra Technologies Corp. Class A	1,199,792	582,115
	Old Dominion Freight Line Inc.	2,362,200	567,896
	Kansas City Southern	2,039,690	538,315
*	United Rentals Inc.	1,620,959	533,798
	Fortive Corp.	7,206,197	509,046
	Synchrony Financial	12,438,729	505,759
*	FleetCor Technologies Inc.	1,877,961	504,477
	Vulcan Materials Co.	2,975,712	502,151
	Equifax Inc.	2,730,788	494,628
	Martin Marietta Materials Inc.	1,396,604	469,008
	Dover Corp.	3,225,330	442,290
*	Trimble Inc.	5,618,778	437,085
	Xylem Inc.	4,043,318	425,276
*	Ingersoll Rand Inc.	8,440,238	415,344
	Expeditors International of Washington Inc.	3,797,030	408,902
	WW Grainger Inc.	999,737	400,825
*	Waters Corp.	1,396,754	396,916
	TransUnion	4,282,833	385,455
	Jacobs Engineering Group Inc.	2,921,784	377,699
	Rockwell Automation Inc.	1,304,455	346,255
	Masco Corp.	5,773,047	345,806
	Otis Worldwide Corp.	4,860,510	332,702
	Westinghouse Air Brake Technologies Corp.	4,031,587	319,140
	JB Hunt Transport Services Inc.	1,895,637	318,600
	Westrock Co.	5,920,576	308,166
	Fortune Brands Home & Security Inc.	3,115,992	298,574
	Crown Holdings Inc.	3,020,774	293,136
	CH Robinson Worldwide Inc.	2,999,594	286,251
	Packaging Corp. of America	2,125,660	285,859
	Textron Inc.	5,072,694	284,477
	Snap-on Inc.	1,215,041	280,359
*	Generac Holdings Inc.	704,335	230,634
	Western Union Co.	9,211,061	227,145
	HEICO Corp. Class A	1,641,763	186,504
	Cognex Corp.	1,874,265	155,545
	Jack Henry & Associates Inc.	852,652	129,364
	HEICO Corp.	966,132	121,539
*	Mohawk Industries Inc.	629,770	121,111
	Hubbell Inc. Class B	608,551	113,732
*	XPO Logistics Inc.	916,443	112,997
*,1	Affirm Holdings Inc. Class A	581,865	41,149
*,1	Nikola Corp.	802	11
			20,139,227
Real Estate (8.6%)
	Digital Realty Trust Inc.	6,289,093	885,756
*	CoStar Group Inc.	884,242	726,750
	SBA Communications Corp. Class A	2,464,398	683,994
	Welltower Inc.	9,365,020	670,816
	Equity Residential	8,363,582	599,083
	Weyerhaeuser Co.	16,785,346	597,558
	AvalonBay Communities Inc.	3,133,225	578,111
*	CBRE Group Inc. Class A	7,155,697	566,087
	Realty Income Corp.	8,380,980	532,192
	Alexandria Real Estate Equities Inc.	3,068,418	504,141
*	Zillow Group Inc. Class C	3,476,521	450,696
	Ventas Inc.	8,411,937	448,693

		Shares	Market Value ($000)
	Simon Property Group Inc.	3,687,790	419,560
	Invitation Homes Inc.	12,719,613	406,901
	Essex Property Trust Inc.	1,459,576	396,771
	Extra Space Storage Inc.	2,949,800	390,996
	Healthpeak Properties Inc.	12,097,591	383,978
	Sun Communities Inc.	2,506,680	376,102
	Mid-America Apartment Communities Inc.	2,565,942	370,419
	Duke Realty Corp.	8,385,699	351,612
	Boston Properties Inc.	3,141,508	318,109
	UDR Inc.	6,653,358	291,816
	WP Carey Inc.	3,931,947	278,225
	Camden Property Trust	2,187,003	240,374
	Iron Mountain Inc.	6,465,455	239,287
*	Host Hotels & Resorts Inc.	7,905,886	133,214
*	Zillow Group Inc. Class A	984,067	129,287
	Regency Centers Corp.	1,903,395	107,942
	VEREIT Inc.	2,566,966	99,136
			12,177,606
Technology (18.0%)
	Microchip Technology Inc.	6,040,332	937,580
	Amphenol Corp. Class A	13,441,553	886,739
*	Cadence Design Systems Inc.	6,258,616	857,368
*	Synopsys Inc.	3,418,515	847,040
*	DocuSign Inc. Class A	3,976,253	804,992
*	Match Group Inc.	5,518,787	758,171
	Corning Inc.	17,241,065	750,159
	Marvell Technology Group Ltd.	15,074,148	738,332
	Xilinx Inc.	5,503,520	681,886
	Skyworks Solutions Inc.	3,700,279	678,927
*	Palo Alto Networks Inc.	2,072,853	667,583
*	ANSYS Inc.	1,947,035	661,135
*	Okta Inc. Class A	2,720,491	599,678
*	Fortinet Inc.	3,113,415	574,176
	KLA Corp.	1,727,613	570,803
	Maxim Integrated Products Inc.	6,010,163	549,149
*	Twitter Inc.	8,502,313	541,002
	CDW Corp.	3,209,680	532,004
*	RingCentral Inc. Class A	1,716,591	511,338
*	Splunk Inc.	3,630,339	491,838
*	EPAM Systems Inc.	1,196,703	474,720
*	Qorvo Inc.	2,542,819	464,573
	Hewlett Packard Enterprise Co.	29,039,305	457,079
	Teradyne Inc.	3,741,932	455,318
*	HubSpot Inc.	988,504	448,988
*	Pinterest Inc. Class A	5,969,755	441,941
	Western Digital Corp.	6,528,370	435,769
*	Slack Technologies Inc. Class A	10,696,540	434,600
*	VeriSign Inc.	2,158,522	429,028
*	Paycom Software Inc.	1,148,720	425,095
*	Coupa Software Inc.	1,620,729	412,443
*	Datadog Inc. Class A	4,726,777	393,930
	Citrix Systems Inc.	2,756,508	386,904
*	Tyler Technologies Inc.	911,241	386,849
*	IAC/InterActiveCorp	1,769,951	382,858
*	Akamai Technologies Inc.	3,649,291	371,863
	Seagate Technology plc	4,784,394	367,202
*	Crowdstrike Holdings Inc. Class A	2,005,574	366,037
	NetApp Inc.	5,017,451	364,618

		Shares	Market Value ($000)
*	Gartner Inc.	1,893,264	345,615
	SS&C Technologies Holdings Inc.	4,877,088	340,762
*	Cloudflare Inc. Class A	4,778,014	335,703
*	Unity Software Inc.	3,071,952	308,148
*	GoDaddy Inc. Class A	3,801,045	295,037
*	Zscaler Inc.	1,654,424	284,015
	NortonLifeLock Inc.	12,390,583	263,424
*	Black Knight Inc.	3,343,972	247,421
*	ON Semiconductor Corp.	4,614,823	192,023
*	Dropbox Inc. Class A	7,054,419	188,071
*	Zendesk Inc.	1,319,292	174,965
	Monolithic Power Systems Inc.	481,793	170,174
*	IPG Photonics Corp.	780,012	164,536
*	MongoDB Inc. Class A	607,676	162,511
	Leidos Holdings Inc.	1,590,341	153,118
*	F5 Networks Inc.	690,982	144,153
*	ZoomInfo Technologies Inc. Class A	1,989,369	97,280
*	Palantir Technologies Inc. Class A	3,927,668	91,475
*	Bumble Inc. Class A	1,292,609	80,633
*	Qualtrics International Inc. Class A	591,829	19,477
			25,598,256
Telecommunications (2.0%)
	Motorola Solutions Inc.	3,792,378	713,157
*	Liberty Broadband Corp. Class C	3,563,443	535,051
*	Arista Networks Inc.	1,285,723	388,147
*	Roku Inc. Class A	1,065,586	347,136
	Lumen Technologies Inc.	24,643,615	328,992
*	DISH Network Corp. Class A	5,482,316	198,460
*	Altice USA Inc. Class A	5,154,223	167,667
	Juniper Networks Inc.	3,677,953	93,163
*	Liberty Broadband Corp. Class A	515,372	74,806
	Ubiquiti Inc.	70,363	20,989
			2,867,568
Utilities (6.0%)
	Eversource Energy	7,696,397	666,431
	WEC Energy Group Inc.	7,076,936	662,330
	Waste Connections Inc.	5,885,380	635,503
	American Water Works Co. Inc.	4,069,549	610,107
	DTE Energy Co.	4,309,944	573,826
	Edison International	8,496,816	497,913
	PPL Corp.	17,263,211	497,871
	Ameren Corp.	5,535,207	450,344
	Entergy Corp.	4,495,868	447,204
	FirstEnergy Corp.	12,196,978	423,113
	Consolidated Edison Inc.	5,382,079	402,580
	AES Corp.	14,918,301	399,960
	CMS Energy Corp.	6,489,146	397,266
*	PG&E Corp.	33,429,402	391,458
	Alliant Energy Corp.	5,614,333	304,072
	Evergy Inc.	5,080,635	302,450
	CenterPoint Energy Inc.	12,212,808	276,620
	NiSource Inc.	8,783,721	211,776
	Vistra Corp.	10,026,409	177,267
	NRG Energy Inc.	2,737,201	103,275
	Pinnacle West Capital Corp.	1,263,024	102,747

			Shares	Market Value ($000)
	Avangrid Inc.		1,387,572	69,115
				8,603,228
Total Common Stocks (Cost $84,510,897)				141,370,258
		Coupon
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[2,3]	Vanguard Market Liquidity Fund (Cost $1,712,263)	0.081%	17,124,758	1,712,476
Total Investments (100.4%) (Cost $86,223,160)				143,082,734
Other Assets and Liabilities—Net (-0.4%)				(605,729)
Net Assets (100%)				142,477,005
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $684,075,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $703,410,000 was received for securities on loan, of which $665,293,000 is held in Vanguard Market Liquidity Fund and $38,117,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	1,532	303,903	2,803
E-mini S&P Mid-Cap 400 Index	June 2021	862	224,577	(2,296)
				507

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	2/2/22	GSI	1,182	(0.108)	38	—
Campbell Soup Co.	2/2/22	GSI	47,600	(0.108)	2,668	—
Consolidated Edison Inc.	9/2/21	BOANA	39,390	(0.119)	5,939	—
Consolidated Edison Inc.	9/2/21	BOANA	21,537	(0.110)	898	—
Consolidated Edison Inc.	9/2/21	BOANA	100,730	(0.108)	3,965	—
Hormel Foods Corp.	2/2/22	GSI	21,794	(0.108)	—	(293)

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
International Flavors & Fragrances Inc.	2/2/22	GSI	37,617	(0.108)	781	—
Match Group Inc.	9/2/21	BOANA	22,928	(0.119)	—	(2,323)
RingCentral Inc. Class A	9/2/21	BOANA	32,144	(0.119)	—	(6,840)
Roku Inc. Class A	9/2/21	BOANA	71,186	(0.119)	—	(12,555)
State Street Corp.	9/2/22	BOANA	109,155	(0.119)	16,813	—
State Street Corp.	9/2/22	BOANA	33,466	(0.108)	133	—
Vistra Corp.	9/2/21	BOANA	16,733	(0.119)	557	—
Williams Cos. Inc.	9/2/21	BOANA	45,680	(0.119)	2,501	—
					34,293	(22,011)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $12,491,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	141,370,258	—	—	141,370,258
Temporary Cash Investments	1,712,476	—	—	1,712,476
Total	143,082,734	—	—	143,082,734

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,803	—	—	2,803
Swap Contracts	—	34,293	—	34,293
Total	2,803	34,293	—	37,096
Liabilities
Futures Contracts[1]	2,296	—	—	2,296
Swap Contracts	—	22,011	—	22,011
Total	2,296	22,011	—	24,307
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.